Long-Term Debt	12 Months Ended
Dec. 31, 2024
Borrowing costs Abstract [Abstract]
Long-Term Debt	Long-Term Debt

(in millions)	December 31, 2024	December 31, 2023
Current:
Term loans	$753	$571
Non-current:
Term loans	1,053	1,801
Total	$1,806	$2,372

Movements in interest bearing borrowings for the years ended December 31, 2024 and 2023 were as follows:

(in millions)	December 31, 2024	December 31, 2023
Opening balance	$2,372	$2,511
New loans and borrowings	31	46
Repayments	(575)	(228)
Other	(22)	43
Ending balance	$1,806	$2,372
Terms and Debt Repayment Schedule
The following table summarizes term loan facilities. The below arrangements are all considered to be secured.

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	2024 Carrying Amount	2023 Carrying Amount
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	$586	$64
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	78	9
2019 USD Dresden Equipment Financing(1)	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing(2)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	34	60
2019 EUR Dresden Equipment Financing(2)	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	14	368
Various	EUR, USD	Various			2025-2031	5	34
Current total						753	571

2019 USD Dresden Equipment Financing(1)	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	72
2020 USD Equipment Financing(2)	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	—	34
USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	—	586
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	—	82
2019 EUR Dresden Equipment Financing(2)	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	14	30
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	974	987
Various	EUR, USD	Various			2025-2031	29	10
Non-current total						1,053	1,801
Total						$1,806	$2,372
(1)On October 31, 2019, the Company, GLOBALFOUNDRIES Dresden Module One Limited Liability Company & Co., KG. and GLOBALFOUNDRIES Dresden Module Two Limited Liability Company & Co. KG. entered into a term facilities agreement with Bank of America Merrill Lynch International Designated Activity Company and ING Bank, a branch of ING-DIBA AG, as coordinating mandated lead arrangers, and Bank of America Merrill Lynch International Designated Activity Company as facility and security agent, which provides a maximum incremental facility commitment totaling $750 million secured by certain qualifying equipment assets.
(2)On April 23, 2020, GFS entered into several Equipment Purchase Agreements and Lease Agreements with four banks to sell and leaseback certain semiconductor manufacturing equipment located in GFS’ fabrication facilities in Singapore for a total of $300 million.
2021 SGD EDB Loan—On September 3, 2021, the Company entered into a loan agreement with Singapore Economic Development Board (“EDB”), which provided loan facilities with maximum drawdown of $1,149 million (SGD 1,541 million) at a fixed nominal interest rate of 1.4%. The difference between the nominal interest rate of the loan and the market interest rate for an equivalent loan is recognized as a government grant. The loan matures on June 1, 2041, with interest-only payments for the first 5 years and principal repayments commencing thereafter, payable on a semi-annual basis.
As of December 31, 2024, the Company’s total drawdown was $1.1 billion, all of which was drawn down in 2023.
As of December 31, 2024 and 2023, $974 million and $987 million, respectively, were recorded in long-term debt based on an effective interest rate of 3.20% and $158 million and $179 million, respectively, were recorded in deferred income from government grants.
5-year Revolving and Letter of Credit Facilities Agreement—On October 13, 2021, the Company entered into an amendment to the 5-year Revolving and Letter of Credit Facilities Agreement to increase the commitment to $1.0 billion.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

(in millions)	December 31, 2024	December 31, 2023
Revolving Credit Facility	$1,012	$1,012
Uncommitted Credit Facilities(1)	102	46
Total	$1,114	$1,058
(1) Credit facility made available to the Company, but the lender is not obligated to loan funds.
Assets pledged as security— Various assets have been pledged to secure borrowings under pledged agreements for the Company. Cash and cash equivalents, trade accounts receivables, property, plant and equipment, inventories and financial assets have been pledged to secure borrowings under pledged agreements for the Company. The Company is not allowed to pledge these assets as security for other borrowings or to sell them outside normal course of business.
Compliance and Waivers— In November 2024, the Company obtained waivers to certain loan agreements, lease agreements and equipment purchase agreements, pursuant to which the lenders agreed to waive potential automatic events of default due to breach of any Sanctions. The breach related to shipments made in error to a company on the U.S. Bureau of Industry and Security’s Entity List due to a data entry error. The November 2024 waivers eliminated the possibility of automatic events of default that would have otherwise existed as of and prior to the date the waivers were obtained.